SCHEDULE OF DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Note payable	$ 0	$ 98,809
Finance Agreement Insurance Premiums [Member]
Short-Term Debt [Line Items]
Note payable	$ 0	$ 98,809